UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2008
                                               ---------------------------------

Check here if Amendment |_|; Amendment Number:
                                               ---------

 This Amendment (Check only one.):   |_| is a restatement.
                                     |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    DAFNA Capital Management, LLC
         ----------------------------------------
Address: 10990 Wilshire Boulevard, Suite 1400
         ----------------------------------------
         Los Angeles, CA 90024
         ----------------------------------------

         ----------------------------------------

Form 13F File Number: 28 - 12327
                           ----------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Mandana Hedayat, CFA
          ---------------------------------------
Title:    CCO
          ---------------------------------------
Phone:    (310) 724-5800
          ---------------------------------------

Signature, Place, and Date of Signing:


    /s/Mandana Hedayat            Los Angeles, CA                8/11/2008
--------------------------  -----------------------------   --------------------
        [Signature]                [City, State]                   [Date]


SEC 1685 (3-01) Persons who respond to the collection of  information  contained in this form are not required to respond unless the form displays a currently valid OMB control number.

Report Type (Check only one):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

 Form 13F File Number     Name

 28 -
     ------------------   -------------------------------
 [Repeat as necessary.]

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


                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      1
                                        -----------------

Form 13F Information Table Entry Total: 25
                                        -----------------

Form 13F Information Table Value Total: 116,003
                                        -----------------
                                           (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

      No.      Form 13F File Number    Name

      1        28 - 12328               Nathan Fischel
      -------       ------------------  --------------------------------
      [Repeat as necessary.]


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




          Column 1              Column 2   Column 3  Column 4          Column 5         Column 6   Column 7        Column 8
                                                                                                             -----------------------
                                                                                                                Voting Authority
------------------------------------------------------------------------------------------------------------------------------------
                                 Title
                                  of                 Value      Shrs or   Sh/   Put/    Investment  Other
                                 Class     Cusip     (X$1000)   Prn Amt   Prn   Call    Discretion  Managers  Sole    Shared   Other
------------------------------------------------------------------------------------------------------------------------------------

ADOLOR CORP                     COM      00724X102   2,805      511,900   SH            Sole                 511,900

AMAG
PHARMACUETICALS
INC.                            COM      00163U106   9,032      264,878   SH            Sole                 264,878

ARQULE INC                      COM      04269E107   1,708      525,600   SH            Sole                 525,600

ARRAY BIOPHARMA
INC                             COM      04269X105   727        154,672   SH            Sole                 154,672

AVALON
PHARMACEUTICALS
INC                             COM      05346P106   70         58,455    SH            Sole                 58,455

BIODEL INC                      COM      09064M105   5,156      396,578   SH            Sole                 396,578

CADENCE
PHARMACEUTICALS
INC                             COM      12738T100   616        101,212   SH            Sole                 101,212

CYTOKINETICS INC                COM      23282W100   6,195      1,669,789 SH            Sole                 1,669,789

DYNAVAX
TECHNOLOGIES
CORP                            COM      268158102   23         15,800    SH            Sole                 15,800

GILEAD SCIENCES
INC                             COM      375558103   2,374      44,840    SH            Sole                 44,840

HUMAN GENOME
SCIENCES INC                    COM      444903108   6,608      1,268,300 SH            Sole                 1,268,300

INSPIRE
PHARMACEUTICALS
INC                             COM      457733103   808        188,800   SH            Sole                 188,800

INTERMUNE INC                   COM      45884X103   710        54,100    SH            Sole                 54,100

ISIS
PHARMACEUTICALS
INC                             COM      464330109   20,677     1,517,018 SH            Sole                 1,517,018

MICROMET INC                    COM      59509C105   1,157      436,700   SH            Sole                 436,700

MONOGRAM
BIOSCIENCES INC                 COM      60975U108   1,856      1,687,611 SH            Sole                 1,687,611


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



PONIARD
PHARMACEUTICALS
INC                             COM      732449301   159        37,500    SH            Sole                 37,500

POZEN INC                       COM      73941U102   15,921     1,463,289 SH            Sole                 1,463,289

PROGENICS
PHARMACEUTICALS
INC                             COM      743187106   2,696      169,900   SH            Sole                 169,900

RIGEL
PHARMACEUTICALS
INC                             COM      766559603   13,501     595,796   SH            Sole                 595,796

SAVIENT
PHARMACEUTICALS                 COM      80517Q100   9,871      390,151   SH            Sole                 390,151

SEATTLE GENETICS
INC                             COM      812578102   9,204      1,087,947 SH            Sole                 1,087,947

SGX
PHARMACEUTICALS
INC                             COM      78423C108   802        594,377   SH            Sole                 594,377

SOMAXON
PHARMACEUTICALS
INC                             COM      834453102   912        191,178   SH            Sole                 191,178

UNITED
THERAPEUTICS
CORP                            COM      91307C102   2,414      24,700    SH            Sole                 24,700


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